Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia Total Return Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class A
Trading Symbol	LIBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 38	0.74% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 3,032,746,888
Holdings Count | Holding	1,246
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories

Columbia Total Return Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class C
Trading Symbol	LIBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 76	1.49% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 3,032,746,888
Holdings Count | Holding	1,246
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories

Columbia Total Return Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	SRBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 25	0.49% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 3,032,746,888
Holdings Count | Holding	1,246
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories

Columbia Total Return Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CTBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 21	0.41% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 3,032,746,888
Holdings Count | Holding	1,246
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories

Columbia Total Return Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CTBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 20	0.38% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 3,032,746,888
Holdings Count | Holding	1,246
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories

Columbia Total Return Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class R
Trading Symbol	CIBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 51	0.99% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 3,032,746,888
Holdings Count | Holding	1,246
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories

Columbia Total Return Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class S
Trading Symbol	SRBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 25	0.49% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 3,032,746,888
Holdings Count | Holding	1,246
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,032,746,888
Total number of portfolio holdings	1,246
Portfolio turnover for the reporting period	125%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	30%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	65.3%
Short
Credit Risk	3.0%
Foreign Exchange Risk	1.1%
Interest Rate Risk	64.7%
Asset Categories

[1]	Annualized.